Commitments and contingencies - Open tax procedures (Details)			12 Months Ended
	Nov. 13, 2020 PEN (S/)	Nov. 13, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax			$ 736,912,000
Tax Assessments, penalties and interest expenses			442,302,000
Tax Assessments Estimated Possible Losses			$ 294,610,000
SUNAT | Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax	S/ 1,567,297,000	$ 432,477,000
Tax Assessments, penalties and interest expenses	1,375,248,000	379,483,000
Collection of debt forced amount				S/ 72,065,000	$ 19,918,000
Tax Assessments Estimated Possible Losses	S/ 192,049,000	$ 52,994,000